Note 9 - Debt (Details Textual)																																	1 Months Ended		4 Months Ended	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 21, 2018 USD ($)	Dec. 03, 2018 USD ($)	Nov. 16, 2018 USD ($)	Sep. 27, 2018 USD ($)	Sep. 04, 2018 USD ($)	Jul. 11, 2018 USD ($)	Jun. 29, 2018 USD ($)	Jun. 01, 2018 USD ($)	May 06, 2018	May 05, 2018	Feb. 08, 2018 USD ($)	Jan. 05, 2018 USD ($)	Dec. 14, 2017 USD ($)	Sep. 15, 2017 USD ($)	Sep. 05, 2017 USD ($)	May 17, 2017	May 16, 2017	May 15, 2017 USD ($)	Apr. 21, 2017	Feb. 24, 2017 USD ($)	Feb. 21, 2017 $ / shares	Feb. 20, 2017	Feb. 17, 2017 USD ($) shares	Aug. 05, 2016 USD ($)	Aug. 01, 2016 USD ($)	Jul. 20, 2016 USD ($)	May 13, 2016 USD ($)	May 11, 2016 USD ($)	Jan. 15, 2016 USD ($)	Sep. 30, 2015 USD ($)	Sep. 28, 2015 USD ($)	Jul. 13, 2015 USD ($)	Oct. 31, 2018 USD ($)	Jul. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Jun. 26, 2017 USD ($)	Sep. 15, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)	Oct. 30, 2018 USD ($)	Nov. 20, 2017 USD ($)	Dec. 23, 2015 USD ($)	Jul. 09, 2015 USD ($)
Proceeds from Short-term Debt, Total																																					$ 39,280,000	$ 41,769,000
Debt Instrument, Interest Rate, Stated Percentage																																			86.00%			86.00%
Debt Instrument, Decrease, Forgiveness																																					$ 1,118,000
Stock Issued During Period, Value, New Issues																																							$ 38,389,000
Amortization of Debt Discount (Premium)																																						$ 2,504,000	7,500,000
Dividends, Total																																						0	0	0
Amortization of Debt Issuance Costs																																						1,305,000	1,640,000	163,000
Interest Expense, Related Party																																						874,000	138,000	302,000
Debt Related Commitment Fees and Debt Issuance Costs																																						179,000	366,000	207,000
Debt Issuance Costs, Net, Total																																			$ 2,516,000			2,516,000	2,038,000
Proceeds from Sale of Property, Plant, and Equipment, Total																																								29,000
Increase (Decrease) in Deferred Charges																																						3,609,000	2,667,000
M/T Eco Marina Del Ray [Member]
Sale Leaseback Transaction, Lease Term							5 years
Charter Rate Per Day							$ 8,600
Sale Leaseback Transaction, Buy Back, Amount							22,680,000
Proceeds from Sale of Property, Plant, and Equipment, Total							$ 32,387,000
Xanthe Holdings Limited [Member] | Series C Convertible Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues | shares																							7,500
Stock Issued During Period, Value, New Issues																							$ 7,500,000																7,500,000
Dividends, Total																																							600,000
Unsecured Notes [Member]
Notes Payable, Total																																							8,878,000			$ 17,500,000
Proceeds from Short-term Debt, Total											$ 6,400,000	$ 5,369,000	$ 12,500,000
Debt Instrument, Additional Revolving Options												$ 4,631,000
Series C Convertible Preferred Stock Accounted for as Debt [Member]
Arrangement, Commitment, and Legal Fees																																						139,000	297,000
Series C Convertible Preferred Stock Accounted for as Debt [Member] | Xanthe Holdings Limited [Member]
Amortization of Debt Discount (Premium)																																							7,500,000
Dividends, Total																																							600,000
Second Crede Note, First Revolving Option [Member] | Unsecured Notes [Member]
Debt Instrument, Additional Revolving Options													$ 5,000,000
Interest on Debt for the First Ninety Days [Member] | Unsecured Notes [Member]
Debt Instrument, Interest Rate, Stated Percentage													2.00%
Interest on Debt for Ninety up to 180 Days [Member] | Unsecured Notes [Member]
Debt Instrument, Interest Rate, Stated Percentage													10.00%
Interest on Debt 180 Days and Thereafter [Member] | Unsecured Notes [Member]
Debt Instrument, Interest Rate, Stated Percentage													15.00%
Notes [Member]
Non Recurring Arrangement Fee																																						$ 447,000	$ 490,000
Notes [Member] | Xanthe Holdings Limited [Member]
Proceeds from Short-term Debt, Total														$ 2,020,000				$ 5,000,000																		$ 3,060,000
Debt Instrument, Decrease, Forgiveness																		$ 1,118,000
Notes [Member] | Unsecured Debt [Member]
Debt Instrument, Interest Rate, Stated Percentage																																							6.00%
Debt Instrument, Decrease, Forgiveness																																							$ 1,118,000
Second Crede Note, Second Revolving Option [Member] | Unsecured Notes [Member]
Debt Instrument, Additional Revolving Options													$ 5,000,000
M/T Nord Valiant [Member]
Charter Rate Per Day	$ 5,875
Charter Term	5 years
Sale Leaseback Transaction, Gross Proceeds, Investing Activities	$ 21,655,000
M/T Eco California [Member]
Charter Rate Per Day	$ 6,550
Charter Term	7 years
Sale Leaseback Transaction, Gross Proceeds, Investing Activities	$ 24,140,000
M/T Eco Bel Air and M/T Eco Beverly Hills [Member]
Charter Rate Per Day		$ 16,361
Charter Term		7 years
Sale Leaseback Transaction, Gross Proceeds, Investing Activities		$ 91,413,000
ABN Bank [Member]
Line of Credit Facility, Maximum Borrowing Capacity																									$ 64,400,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																									$ 9,050,000
Debt Instrument, Default Clause, Minimum Retainable Common Shares Outstanding Percentage																			30.00%
Debt Instrument, Default Clause Minimum Voting Rights Interest, Percentage																			50.00%
Debt Instrument, Applicable Three Month LIBOR, Rate																																			2.40%			2.40%
ABN Bank [Member] | Tranche C First Repayment [Member]
Number of Consecutive Quarterly Installments																									12
Debt Instrument, Periodic Payment, Total																									$ 550,000
ABN Bank [Member] | Tranche C Second Repayment [Member]
Number of Consecutive Quarterly Installments																									12
Debt Instrument, Periodic Payment, Total																									$ 363,000
ABN Bank [Member] | Tranche C [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate																									3.75%													3.75%
ABN Bank [Member] | Amended ABN Facility [Member]
Line of Credit Facility, Increase (Decrease) of Maximum Borrowing Capacity			$ 5,000,000
ABN Bank [Member] | M/T Eco Fleet and M/T Eco Revolution [Member]
Line of Credit Facility, Maximum Borrowing Capacity																															$ 44,400,000													$ 42,000,000
Line of Credit Facility, Increase in Margin																															0.15%
Debt Instrument, Net Asset Cover Ratio																															130.00%
Total Debt To Market Adjusted Total Assets Ratio Percentage																															75.00%
Minimum Free Liquidity																															$ 750,000
ABN Bank [Member] | M/T Eco Fleet and M/T Eco Revolution [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate																																						3.90%
ABN Bank [Member] | M/T Eco Fleet and M/T Eco Revolution [Member] | ABN Amro Facility, First Consecutive Quarterly Installments [Member]
Number of Consecutive Quarterly Installments																															4
Debt Instrument, Periodic Payment, Total																															$ 500,000
ABN Bank [Member] | M/T Eco Fleet and M/T Eco Revolution [Member] | ABN Amro Facility, Second Consecutive Quarterly Installments [Member]
Number of Consecutive Quarterly Installments																															4
Debt Instrument, Periodic Payment, Total																															$ 512,500
ABN Bank [Member] | M/T Eco Fleet and M/T Eco Revolution [Member] | ABN Amro Facility, Third Consecutive Quarterly Installments [Member]
Number of Consecutive Quarterly Installments																															4
Debt Instrument, Periodic Payment, Total																															$ 525,000
ABN Bank [Member] | M/T Eco Fleet and M/T Eco Revolution [Member] | ABN Amro Facility, Fourth Consecutive Quarterly Installments [Member]
Number of Consecutive Quarterly Installments																															12
Debt Instrument, Periodic Payment, Total																															$ 387,500
ABN Bank [Member] | MT Eco Fleet [Member]
Line of Credit Facility, Maximum Borrowing Capacity																															22,200,000													$ 21,000,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																															$ 11,400,000
Proceeds from Lines of Credit, Total																														$ 1,200,000		$ 21,000,000
ABN Bank [Member] | MT Eco Fleet [Member] | Amended ABN Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity			750,000
Debt Instrument, Periodic Payment, Increased			25,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid, Increased			475,000
ABN Bank [Member] | M/T Eco Revolution [Member]
Proceeds from Lines of Credit, Total																													$ 22,200,000
ABN Bank [Member] | M/T Eco Revolution [Member] | Amended ABN Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity			750,000
Debt Instrument, Periodic Payment, Increased			25,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid, Increased			425,000
ABN Bank [Member] | M/T Nord Valiant [Member]
Proceeds from Lines of Credit, Total																								$ 20,000,000
ABN Bank [Member] | M/T Nord Valiant [Member] | Amended ABN Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity			3,500,000
Debt Instrument, Periodic Payment, Increased			100,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid, Increased			$ 2,000,000
Norddeutsche Landesbank Girozentrale Bank [Member]
Debt Instrument, Default Clause, Minimum Retainable Common Shares Outstanding Percentage																10.00%	20.00%
Norddeutsche Landesbank Girozentrale Bank [Member] | M/T Stenaweco Excellence [Member]
Line of Credit Facility, Maximum Borrowing Capacity																												$ 23,185,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																												$ 9,480,000
Proceeds from Lines of Credit, Total																											$ 23,185,000
Total Debt To Market Adjusted Total Assets Ratio Percentage																												75.00%
Debt Instrument, Applicable Three Month LIBOR, Rate																																			2.60%			2.60%
Debt Instrument, Net Asset Cover Ratio for the First Three Years																												125.00%
Debt Instrument, Net Asset Cover Ratio, Thereafter																												143.00%
Minimum Free Liquidity, Per Collaterlized Vessel																												$ 750,000
Minimum Free Liquidity, Per Bareboated Charter-in Vessel																												$ 500,000
Norddeutsche Landesbank Girozentrale Bank [Member] | M/T Stenaweco Excellence [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate																																						3.43%
Norddeutsche Landesbank Girozentrale Bank [Member] | M/T Stenaweco Excellence [Member] | NORD/LB Facility, First Consecutive Quarterly Installments [Member]
Number of Consecutive Quarterly Installments																												12
Line of Credit Facility, Periodic Payment																												$ 511,000
Norddeutsche Landesbank Girozentrale Bank [Member] | M/T Stenaweco Excellence [Member] | NORD/LB Facility, Second Consecutive Quarterly Installments [Member]
Number of Consecutive Quarterly Installments																												16
Line of Credit Facility, Periodic Payment																												$ 473,000
Alpha Bank of Greece [Member] | M/T Stenaweco Elegance [Member]
Line of Credit Facility, Maximum Borrowing Capacity																										$ 23,350,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																										$ 12,500,000
Proceeds from Lines of Credit, Total																				$ 23,350,000
Debt Instrument, Net Asset Cover Ratio																															125.00%
Total Debt To Market Adjusted Total Assets Ratio Percentage																															75.00%
Minimum Free Liquidity																															$ 750
Debt Instrument, Applicable Three Month LIBOR, Rate																																			2.70%			2.70%
EBITDA, Percent of Fixed Charges																															120.00%
Market Value Adjusted Net Worth																															$ 20,000
Alpha Bank of Greece [Member] | M/T Stenaweco Elegance [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate																																						3.50%
Alpha Bank of Greece [Member] | M/T Stenaweco Elegance [Member] | Alpha Facility, First Consecutive Quarterly Installments [Member]
Number of Consecutive Quarterly Installments																										12
Line of Credit Facility, Periodic Payment																										$ 400,000
Alpha Bank of Greece [Member] | M/T Stenaweco Elegance [Member] | Alpha Facility, Second Consecutive Quarterly Installments [Member]
Number of Consecutive Quarterly Installments																										20
Line of Credit Facility, Periodic Payment																										$ 303,000
AT Bank [Member]
Arrangement, Commitment, and Legal Fees																																						$ 2,172,000	646,000
AT Bank [Member] | Predelivery Facility to Fund Hull No 2648 [Member]
Line of Credit Facility, Maximum Borrowing Capacity															$ 8,993,000
Debt Instrument, Basis Spread on Variable Rate																																						8.50%
Debt Instrument, Applicable Three Month LIBOR, Rate					2.30%
Line of Credit Facility, Commitment Fee Percentage								0.00%							4.25%																							4.25%
Debt Instrument, Number of Available Tranches															5
Debt Instrument, Number of Capital Expenditure Payments to be Made with Proceeds															5
Debt Covenant, Ratio of Total Net Debt to Fleet Value															75.00%
Minimum Free Liquidity, Per Collateralized Vessel															$ 750,000
Minimum Free Liquidity, Per Bareboated Chartered-in Vessel															$ 500,000
AT Bank [Member] | Predelivery Facility to Fund Hull No 2648 [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate								6.30%							8.50%
AT Bank [Member] | AT Bank Second Predelivery Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity								$ 10,140,000
Debt Instrument, Applicable Three Month LIBOR, Rate																																			2.40%			2.40%
Line of Credit Facility, Commitment Fee Percentage								0.00%
Debt Instrument, Number of Available Tranches								5
Debt Instrument, Number of Capital Expenditure Payments to be Made with Proceeds								5
Debt Covenant, Ratio of Total Net Debt to Fleet Value								75.00%
Minimum Free Liquidity, Per Collateralized Vessel								$ 750,000
Minimum Free Liquidity, Per Bareboated Chartered-in Vessel								$ 500,000
AT Bank [Member] | AT Bank Second Predelivery Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate								6.30%																											6.00%
AT Bank [Member] | M/T Eco Palm Desert [Member]
Line of Credit Facility, Maximum Borrowing Capacity															$ 23,500,000
Number of Consecutive Quarterly Installments															20
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid															$ 17,000,000
Total Debt To Market Adjusted Total Assets Ratio Percentage															75.00%
Debt Instrument, Applicable Three Month LIBOR, Rate																																			2.70%			2.70%
Line of Credit Facility, Periodic Payment															$ 325,000
Debt Instrument, Net Asset Cover Ratio, Thereafter															140.00%
Minimum Free Liquidity, Per Collaterlized Vessel															$ 750,000
Minimum Free Liquidity, Per Bareboated Charter-in Vessel															$ 500,000
Debt Instrument, Net Asset Cover Ratio, Year One															115.00%
Debt Instrument, Net Asset Cover Ratio, Year Two															120.00%
Debt Instrument, Net Asset Cover Ratio, Year Three															125.00%
Line of Credit Facility, Commitment Fee Percentage									1.30%	2.00%					2.00%
AT Bank [Member] | M/T Eco Palm Desert [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate															4.00%
AT Bank [Member] | Pre-delivery Facilities [Member]
Repayments of Lines of Credit					$ 8,993,000
Alpha Bank [Member]
Arrangement, Commitment, and Legal Fees																																						$ 152,000	470,000
Alpha Bank [Member] | Alpha Bank Predelivery Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity						$ 10,140,000
Proceeds from Lines of Credit, Total																																	$ 1,690,000	$ 1,690,000
Debt Instrument, Applicable Three Month LIBOR, Rate																																			2.40%			2.40%
Line of Credit Facility, Commitment Fee Percentage						1.00%
Alpha Bank [Member] | Alpha Bank Predelivery Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate						4.25%
Family Trading [Member]
Debt Extension Fee																																						$ 589,000	$ 625,000
Family Trading [Member] | Revolving Credit Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity				$ 20,000,000																															$ 30,000,000			30,000,000			$ 25,000,000
Proceeds from Lines of Credit, Total																																						26,152,000
Repayments of Lines of Credit																																						$ 1,408,000
Line of Credit Facility, Commitment Fee Percentage				2.00%
Debt Instrument, Interest Rate, Stated Percentage				12.00%																															15.00%			15.00%
Amortization of Debt Discount (Premium)																																						$ 2,504,000
Line of Credit Facility, Arrangement Fee Percentage				5.00%
Line of Credit Facility, Remaining Borrowing Capacity																																			$ 4,149,000			4,149,000
Debt Instrument, Unamortized Discount, Total																																			$ 15,028,000			15,028,000
Family Trading [Member] | Revolving Credit Facility [Member] | Immediate Family Member of Management or Principal Owner [Member]
Line of Credit Facility, Maximum Borrowing Capacity																																											$ 15,000,000
Line of Credit Facility, Commitment Fee Percentage																					2.50%	5.00%
Debt Instrument, Interest Rate, Stated Percentage																					10.00%	9.00%
Stock Issued During Period, Shares, New Issues | shares																																							4
Debt Instrument, Term																					3 years
Debt Instrument, Convertible, Threshold Consecutive Trading Days																					20
Debt Instrument, Convertible, Conversion Price | $ / shares																					$ 0.60
Accrued Liabilities, Total																																							$ 1,198,000
Amortization of Debt Issuance Costs																																							842,000
Interest Expense, Related Party																																						857,000	111,000	302,000
Debt Related Commitment Fees and Debt Issuance Costs																																						179,000	366,000	$ 207,000
Debt Issuance Costs, Net, Total																																							341,000
ABN Amro, Family Trading and Atlantis Ventures Facilities [Member]
Non Recurring Financing Fee																																						82,000	$ 139,000
AT Bank Bridge Facility [Member]
Non Recurring Financing Fee																																						$ 28,000